Commitments and Contingencies (Details Narrative)					12 Months Ended
	Nov. 18, 2020 USD ($)	Sep. 17, 2020 USD ($) a	Aug. 28, 2020 USD ($)	Jun. 15, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Nonrefundable earnest money					$ 896,300	$ 73,200
Payment to acquire property, pland and equipment					408,000	$ 402,800
Sale Agreement [Member] | National Public Builder [Member]
Amount received from sale of finished lots	$ 7,000,000
Nonrefundable earnest money					$ 875,000
Purchase and Sale Agreement [Member] | Auburn, California [Member]
Payment to acquire property, pland and equipment	$ 4,900,000
Purchase and Sale Agreement [Member] | Port Orchard, Washington [Member]
Area of land | a		9.6
Payment to acquire property, pland and equipment		$ 1,440,000
Purchase and Sale Agreement [Member] | Bremerton, Washington [Member]
Payment to acquire property, pland and equipment			$ 1,500,000
Purchase and Sale Agreement [Member] | East Bremerton, Washington [Member]
Payment to acquire property, pland and equipment				$ 2,040,000